Other Financial Liabilities (Details) - Schedule of warrants outstanding and fair value	9 Months Ended
Mar. 31, 2022 USD ($) $ / shares
Schedule Of Warrants Outstanding And Fair Value Abstract
Fair value at initial measurement date July 1, 2021, Warrants Outstanding	$ 500,000
Fair value at initial measurement date July 1, 2021, Fair Value per shares (in Dollars per share) | $ / shares	$ 3.13
Fair value at initial measurement date July 1, 2021, Fair Value	$ 1,562,911
(Gain) on remeasurement of warrant liability at fair value	(1,487,589)
Fair value as of period end March 31, 2022, Warrants Outstanding	$ 500,000
Fair value as of period end March 31, 2022, Fair Value per shares (in Dollars per share) | $ / shares	$ 0.15
Fair value as of period end March 31, 2022, Fair Value	$ 75,322